Reverse Recapitalization Transaction (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization Transaction [Abstract]
Schedule of Transaction to the Consolidated Statement of Cash Flows and Stockholders' Equity
The following table reconciles the elements of the Reverse Recapitalization Transaction to the Consolidated Statement of Cash Flows and the Consolidated Statement of Changes in Stockholders’ Equity for the year ended December 31, 2021 (in thousands):

Reverse Recapitalization Transaction

Cash- Dragoneer trust and cash, net of redemptions	$43,911
Cash- PIPE Financing	475,000
Cash- Forward Purchase Agreement	50,000
Less: Non-cash net assets assumed from Dragoneer	29
Less: transaction costs and advisory fees	(47,003)

Net Reverse Recapitalization Transaction	521,937
Less: non-cash net assets assumed from Dragoneer	(29)
Add: accrued transaction costs and advisor fees	25

Net cash contributions from Reverse Recapitalization Transaction	$521,933

Schedule of Number of Shares of Common Stock Issued After Consummation of the Reverse Recapitalization Transaction
The following presents the number of shares of common stock issued immediately following the consummation of the Reverse Recapitalization Transaction:

Common stock of Dragoneer public shareholders, net of redemptions	4,286,667
Shares held by Dragoneer Sponsor	7,852,000
Shares issued in PIPE Financing	47,500,000
Shares issued in Forward Purchase Agreement	5,000,000

Reverse Recapitalization Transaction shares	64,638,667
Legacy Cvent stockholders	416,483,028

Total shares of common stock immediately after Reverse Recapitalization Transaction	481,121,695